Risks and Financial Instruments - Positions of derivative financial instruments to hedge commodity price risk (Detail) - Commodity price risk [member] R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) m³	Dec. 31, 2021 BRL (R$) m³	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ (67,695)	R$ 1,302
Probable Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ (157,697)	R$ (65,679)
Heating Oil [member] | Term [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount (m3) | m³	158,828	167,255
Notional amount (USD thousands) | $			$ 150,498	$ 103,148
Fair value	R$ (52,214)	R$ 2,269
Heating Oil [member] | Term [member] | Probable Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ (124,293)	R$ (55,066)
RBOB [member] | Term [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount (m3) | m³	52,466	29,413
Notional amount (USD thousands) | $			$ 31,382	$ 17,112
Fair value	R$ (15,481)	R$ (967)
RBOB [member] | Term [member] | Probable Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ (33,404)	R$ (10,613)